Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 037
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan performs fair value measurements of financial instruments defining fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan reports its investments at fair value based on a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level One) and the lowest priority to unobservable inputs (Level Three). The three levels of the fair value hierarchy are described below:

Level One: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.

Level Two: Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level Three: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

A summary of the Plan's assets that are measured at fair value for each fair value hierarchy level for the periods presented is as follows:

	December 31, 2025
	Measured at Net Asset Value (1)	Level One	Level Two	Level Three	Total
Enovis Corporation common stock	$—	$763,614	$—	$—	$763,614
ESAB Corporation common stock	—	306,530	—	—	306,530
Mutual funds	—	151,498,186	—	—	151,498,186
Common collective trust funds	182,365,617	—	—	—	182,365,617
Total	$182,365,617	$152,568,330	$—	$—	$334,933,947

	December 31, 2024
	Measured at Net Asset Value (1)	Level One	Level Two	Level Three	Total
Enovis Corporation common stock	$—	$481,990	$—	$—	$481,990
ESAB Corporation common stock	—	368,044	—	—	368,044
Mutual funds	—	136,481,145	—	—	136,481,145
Common collective trust funds	151,874,482	—	—	—	151,874,482
Total	$151,874,482	$137,331,179	$—	$—	$289,205,661
__________
(1) In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient (the “NAV”) have not been classified in the fair value hierarchy. These investments, consisting of common collective trusts, are valued using the NAV provided by the Trustee. The NAV is based on the underlying investments held by the fund that are traded in an active market, less its liabilities. These investments can be redeemed in the near term.

The fair value of the investments of the Plan were determined as follows:

Enovis Corporation common stock and ESAB Corporation common stock are valued at the closing price reported on a national securities exchange.

Mutual funds are valued at the daily closing prices as reported by the fund. Mutual funds held by the Plan are open ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

The investments in the common collective trust funds, including the Morley Stable Value Fund and the Vanguard Target Retirement Funds, can be redeemed immediately at the current NAV. The NAV as reported by the Trustee are used as a practical expedient to estimate fair value, which is based on the fair value of the underlying assets in the trusts, less its liabilities. The investments are direct filing entities. There are no withdrawal limits, redemption frequency limits or redemption notice periods. There were no unfunded commitments for these investments as of December 31, 2025 or 2024.
Withdrawals for benefit payments and participant directed transfers to noncompeting options are made to plan participants promptly, to the extent possible, but within 30 days after notification has been received. The Morley Stable Value Fund reserves the right to delay plan sponsor-initiated redemptions for up to 365 days, subject to certain conditions.